Financial Instruments (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (1,186,000)	$ (6,419,000)
Amount of (Gain) or Loss Recognized in Income on Derivatives	5,753,000	13,371,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	27,407,000	(26,814,000)
Non Hedging Foreign Exchange Interest Income Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	707,000	2,433,000
Hedging Foreign Exchange Cost Of Sale [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	2,309,000	(19,928,000)
Amount of (Gain) or Loss Recognized in Income on Derivatives	(481,000)	7,206,000
Non Hedging Foreign Exchange Selling general and administrative expense [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	26,700,000	(29,247,000)
HedgingInterestRateContractsInterestIncomeMember [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(3,495,000)	13,509,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	6,234,000	6,165,000
Non Hedging Embedded Derivative [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(3,703,000)	47,338,000
Non Hedging Share Option on Convertible Bond [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 3,703,000	$ (47,338,000)